Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments

	December 31, 2014	December 31, 2013
Capital commitments
Contracted for	120.5	100.8
Lease commitments
Operating leases
Less than 12 months	3.1	2.9
12 - 36 months	3.5	3.8
36 - 60 months	0.8	0.6
After 60 months	—	1.0

Total	7.4	8.3